Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Legal proceedings

On December 6, 2024, Shanghai Jinko Green Energy Enterprise Management Co, Ltd and Zhejiang Jinko Solar Co., Ltd. (collectively “JINKO”) filed a patent infringement lawsuit with the United States District Court for the Northern District of California (“CA Case”), against Abalance Corporation, the Company’s ultimate shareholder, and its seven subsidiaries, including the Company. JINKO alleged that VSUN’s solar panel products (including TOPCON N-type solar panels) allegedly utilize JINKO’s patented technologies without authorization. JINKO asserts that the lawsuit was filed to recover damages for both past and future losses resulting from VSUN’s alleged patent infringement. Defendants Abalance Corporation, WWB Corporation, and Fuji Solar filed a motion to dismiss the Complaint for lack of personal jurisdiction and failure to state a claim on April 16, 2025. On July 24, 2025, the Court held a hearing on WWB Corporation’s motion to dismiss. The Court granted WWB Corporation’s motion to dismiss on July 28, 2025. Defendants Abalance Corporation and Fuji Solar were dismissed on August 8, 2025. Prior to the dismissal described below, the Court had set a Markman hearing for February 3, 2026. No trial date had been set.

On February 7, 2025, Shanghai Jinko Green Energy Enterprise Management Co., Ltd. et. al. brought a patent infringement claim against Waaree Solar Americas Inc. et. al. in the Southern District of Texas (“TX Case”). On July 11, 2025, TOYO Solar, Toyo America, and SinCo, filed a motion to intervene in the lawsuit as intervenors-defendants because a portion of the products subject to the litigation were produced by the Company. The Court granted the motion on July 16, 2025. Prior to the dismissal described below, the Court had set a Markman hearing for February 2, 2026, and a trial in February or March 2027.

Pursuant to a certain settlement and release agreement between JINKO and TOYO dated December 30, 2025, on January 30, 2026, the CA Case was dismissed pursuant to a joint stipulation of dismissal of JINKO and VSUN, VSun Bac Ninh, VSun USA, TOYO, TOYO Solar, TOYO Texas, and TOYO Ethiopia. In addition, on February 20, 2026, the TX Case was dismissed with respect to TOYO Solar, TOYO America, SinCo pursuant to the parties’ joint stipulation. Regardless of outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

On March 26, 2026, the U.S. International Trade Commission (the “USITC”) instituted an investigation pursuant to Section 337 of the Tariff Act of 1930. The investigation is based on a complaint filed by First Solar, Inc. (“First Solar”) on February 24, 2026, as supplemented on March 10, 2026, alleging that certain respondents, including TOYO, TOYO Texas and VSun USA of Fremont, violated Section 337 by importing into the United States certain TOPCon solar cells, modules, panels, components thereof, and products containing the same (the “TOPCon products”), that allegedly infringe one or more U.S. patents asserted by First Solar. First Solar has requested that the USITC issue a general exclusion order that would bar the TopCon products from entry into the United States, or in the alternative a limited exclusion order, as well as cease and desist orders against the respondents. As of the date of issuance of the report, USITC has not made any determination on the merits of the allegations, and the Company’s products continue to be imported and sold in the United States in the ordinary course. The investigation remains ongoing in the discovery phase, and the USITC has not made any determination that the TOYO has infringed the asserted patent or otherwise violated Section 337. The Company, together with its outside counsel, is actively defending against First Solar’s allegations and disputes that the accused products infringe the asserted patent. As of the date of issuance of the report, the Company are unable to predict the outcome of the investigation or whether any remedial orders will be issued and will evaluate the potential impact of this matter as the investigation progresses.

On May 12, 2026, First Solar, Hanwha Q CELLS and certain other U.S. solar manufacturers filed a request with the U.S. Department of Commerce seeking the initiation of a country-wide anti-circumvention inquiry under Section 781(b) of the Tariff Act of 1930 concerning certain crystalline silicon photovoltaic products completed in Ethiopia using inputs from China. The request alleges that certain solar products produced in Ethiopia and/or assembled into modules in third countries using Ethiopian-produced cells are circumventing existing U.S. antidumping and countervailing duty orders applicable to solar products from China.

On May 27, 2026 and May 28, 2026, TOYO received detention notices from U.S. Customs and Border Protection (CBP) on May 27 and May 28, 2026, respectively, regarding cell shipments under Entry Nos. 8QH26007473 and 8QH26007481. CBP has indicated that the shipments are suspected of being associated with forced labor. The total quantities of the detained solar cells are approximately 0.094MW at the amount of $13,770. The solar cells were manufactured by TOYO’s Ethiopian manufacturing entity. TOYO and its outside counsel have prepared and submitted applicability packages (supply chain documentation) for shipments which have been detained by USCBP for suspected Forced Labor.   Currently, USCBP is reviewing the documents, but has not indicated when its review will be completed.

On July 17, 2026, Commerce formally initiated the requested country-wide circumvention inquiry. The inquiry covers (i) solar cells and modules completed in Ethiopia using parts and components from China and subsequently exported from Ethiopia to the United States, and (ii) solar cells completed in Ethiopia using parts and components from China that are subsequently completed or assembled into modules in Vietnam using additional inputs from China and exported from Vietnam to the United States. The inquiry will determine whether such products are circumventing existing U.S. antidumping and countervailing duty orders applicable to crystalline silicon photovoltaic cells from China. TOYO submitted comments and factual information opposing the request prior to initiation and will continue to vigorously defend its position in the proceeding.

Capital commitments

As of June 30, 2026, the Company entered into certain construction agreements with vendors to build its plant in Vietnam, Texas, and Ethiopia. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the six months ending December 31, 2026	$33,936,775
For the twelve months ending December 31, 2027 and thereafter	6,205,347
Total	$40,142,122

Contingent consideration

On February 23, 2024, the Company issued 41,000,000 shares of ordinary shares, at par value of $0.0001 per share, to all existing shareholders on a pro rata basis. Among the 41,000,000 shares of ordinary shares, an aggregate of 13,000,000 shares of ordinary shares were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination (Note 1).

The 13,000,000 ordinary shares are determined as contingent consideration in connection with the reverse recapitalization. The number of ordinary shares released from the 13,000,000 ordinary shares depends on the ratio of actual 2024 Audited Net Profit, excluding changes in fair value of Earnout Shares, of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024, to the benchmark amount of $41 million, which precluded from the equity classification under ASC 815. The contingent consideration is classified as a liability, with subsequent changes in fair value charged to the consolidated statements of operations and comprehensive income.

The fair value of Earnout Shares was determined using a Monte Carlo simulation model. This approach considered (i) the share price on July 1, 2024 and December 31, 2024, (ii) the discount for lack of marketability (“DLOM”). According to the agreement, the share consideration to be issued to the existing equity holders in the business combination will be subject to a lock-up. The lock-up will be staggered, with 50% locked up for 18 months, 30% locked up for 12 months, and 20% lock-up for 6 months and (iii) expected ratio of actual 2024 Audited Net Profit.

The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares on July 1, 2024 and December 31, 2024.

	December 31, 2024	July 1, 2024
Stock price	$3.38	$4.24
Expected volatility (%)	46.89% - 55.37%	40.60% - 46.94%
Expected terms (in years)	0.5 – 1.5	0.5 – 1.5
Expected dividends (%)	0%	0%

The fair value of contingent consideration on July 1, 2024 and December 31, 2024 was estimated at $39,717,000 and $4,617,000, respectively.

On May 14, 2025, based on the 2024 Audited Net Profit which was reported in the Form 20-F, which excludes changes in the fair value of Earnout Shares, the Company released an aggregate of 1,712,297 Earnout Shares, which were fully vested, from the Earnout Escrow Account, and cancelled the remaining 11,287,703 Earnout Shares. On May 14, 2025, the fair value of the 1,712,297 Earnout Shares was $5,958,794, by reference to closing per share market price of $3.48 prevailing on May 14, 2025. For the three and six months ended June 30, 2025, the Company recognized an increase in fair value of $941,764 and $1,341,794 in the unaudited condensed consolidated statements of income and comprehensive income, respectively.

As of June 30, 2026 and December 31, 2025, the Company had no outstanding balance of contingent consideration payable.